Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (7,577)	$ (6,968)	$ (623)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,831	2,831	2,831
Amortization of deferred charges	39	39	39
Gain on termination of funding agreement		0	(4,277)
Changes in operating assets and liabilities:
Inventories	1,211	104	(998)
Voyages in progress	1,256	75	(1,331)
Other current assets	(202)	83	(425)
Trade accounts payable	25	(16)	(844)
Related party balances	(2,217)	1,733	(3,100)
Accrued expenses and other current liabilities	957	(1,777)	1,173
Net cash used in operating activities	(3,677)	(3,896)	(7,555)
Investing activities
Change in restricted cash and investments	7,897	7,796	11,160
Net cash provided by investing activities	7,897	7,796	11,160
Financing activities
Repayment of debt	(4,220)	(3,900)	(3,605)
Net cash used in financing activities	(4,220)	(3,900)	(3,605)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 3,570	$ 3,891	$ 4,187